Cash and Cash Equivalents (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019		Mar. 31, 2018	[1]	Mar. 31, 2017
Cash and cash equivalents [abstract]
Cash and deposits	¥ 188,640	¥ 462,890
Short-term investments	448,974	239,203
Total	¥ 637,614	¥ 702,093	[1],[2]	¥ 294,522		¥ 319,455

[1]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Cash Flows for the Year Ended March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.
[2]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and the liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Financial Position as of March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.